Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2010
Noncontrolling Interest [Line Items]
Exchange of voting equity interests in MHSC for those in Shinko, Group's ownership in MHSC after the transaction	59.22%